Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018
Statements [Line Items]
Convertible Notes, beginning balance		$ 14,853
Transactions costs incurred		(3)	$ (892)
Convertible Notes, ending balance		15,835		$ 14,853
Convertible Notes [Member]
Statements [Line Items]
Convertible Notes, beginning balance		14,853	$ 13,925	13,925
Transactions costs incurred	$ (1,049)	(39)		(95)
Interest payments		(687)		(1,416)
Accretion and interest incurred during the period		1,193		2,378
Debt portion of the Convertible Notes	13,570			14,792
Embedded Derivatives balance	$ 5,381	515		61
Convertible Notes, ending balance		$ 15,835		$ 14,853